UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.
Environmental Services ETF
Schedule of Investments
March 31, 2007 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
France: 20.1%
60,542	Suez S.A. (ADR)	$ 3,201,461
43,378	Veolia Environnement (ADR) @	3,223,853
		6,425,314

United States: 80.2%
74,728	Allied Waste Industries, Inc. *	940,826
49,156	American Ecology Corp.	944,287
86,358	Basin Water, Inc. *	593,279
79,108	Calgon Carbon Corp. @ *	657,387
65,923	Casella Waste Systems, Inc. *	643,408
20,178	Clean Harbors, Inc. *	912,449
41,384	Covanta Holding Corp. *	917,897
145,419	Darling International, Inc. *	945,224
37,829	Fuel-Tech, Inc. @ *	932,485
25,895	Layne Christensen Co. @ *	943,096
20,490	Metal Management, Inc.	946,638
38,810	Nalco Holdings Co. *	927,559
134,617	Newpark Resources, Inc. *	949,050
302,025	Rentech, Inc. *	948,359
116,040	Republic Services, Inc.	3,228,233
29,494	Shaw Group, Inc. @ *	922,277
11,549	Stericycle, Inc. *	941,243
163,597	Synagro Technologies, Inc.	932,503
54,532	Tetra Tech, Inc. *	1,039,380
85,323	WCA Waste Corp. *	648,455
31,151	Waste Connections, Inc. *	932,661
33,666	Waste Industries USA, Inc.	924,805
92,839	Waste Management, Inc.	3,194,590
62,698	Waste Services, Inc. *	623,218
		25,589,309
Total Common Stocks
(Cost: $29,016,489)		32,014,623

MONEY MARKET FUND: 0.0%
(Cost: $3,164)
3,164	Fidelity Institutional Money Market Fund -
	Treasury Portfolio Class III Shares	3,164

Total Investments Before Collateral for Securities Loaned: 100.3%
(Cost: $29,019,653)		32,017,787

Short-Term Investment Held as Collateral for Securities Loaned: 5.2%
(Cost: $1,665,277)
1,665,277	Bank of New York
	Institutional Cash Reserve	1,665,277

Total Investments: 105.5%
(Cost: $30,684,930)		33,683,064
Liabilities in excess of other assets (5.5)%		(1,771,212)
NET ASSETS: 100.0%		$ 31,911,852

* Non-income producing
ADR American Depositary Receipt
@ Security fully or partially on loan. Total market value of securities on loan is $1,587,984.

The aggregate cost of investments owned for Federal income tax purposes is $30,684,930, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$ 3,764,563
Gross Unrealized Depreciation		(766,429)
Net Unrealized Appreciation		$ 2,998,134

Summary of Investments by Industry Excluding Collateral for Securities Loaned	% of Investments	Value
Non-hazardous Waste Disposal	34.7%	$ 11,136,197
Water	14.8	4,744,691
Alternative Waste Technologies	10.9	3,483,472
Electric Utilities	10.0	3,201,461
Hazardous Waste Disposal	8.7	2,797,979
Environmental Consulting & Engineering	6.2	1,971,865
Oil-Field Services	3.0	949,050
Recycling	3.0	946,638
Miscellaneous Building & Construction	2.9	943,096
Engineering/R&D Services	2.9	922,277
Energy-Alternate Sources	2.9	917,897
Total Common Stocks	100.0	32,014,623
Money Market Fund	0.0	3,164
	100.0%	$ 32,017,787

See Note to Schedules of Investments.

Gold Miners ETF
Schedule of Investments
March 31, 2007 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 53.9%
689,496	Agnico-Eagle Mines Ltd. @	$ 24,421,948
937,029	Aurizon Mines Ltd. *	3,288,972
3,329,174	Barrick Gold Corp.	95,047,918
1,579,235	Crystallex International Corp. *	5,843,170
365,855	Cumberland Resources Ltd. *	2,414,643
2,199,540	Eldorado Gold Corp. * @	12,823,318
655,963	Gammon Lake Resources, Inc. *	11,590,866
1,612,620	Goldcorp, Inc. @	38,735,132
726,958	Great Basin Gold Ltd. *	1,468,455
1,134,825	Iamgold Corp.	8,749,501
2,008,799	Kinross Gold Corp. * @	27,701,338
308,977	Minefinders Corp. *	3,679,916
1,382,188	Miramar Mining Corp. *	6,537,749
685,643	Nevsun Resources Ltd. *	1,446,707
984,186	Northern Orion Resources, Inc. * @	4,005,637
1,636,947	Northgate Minerals Corp. *	5,680,206
857,751	Orezone Resources, Inc. *	1,792,700
491,622	PAN American Silver Corp. *	14,547,095
1,038,074	RIO Narcea Gold Mines Ltd. *	4,131,535
219,658	Seabridge Gold, Inc. *	3,207,007
397,109	Silver Standard Resources, Inc. * @	13,843,220
556,805	Tanzanian Royalty Exploration *	2,906,522
1,885,664	Yamana Gold, Inc.	27,078,135
		320,941,690

Peru: 4.1%
820,853	Cia de Minas Buenaventura S.A.
	(ADR)	24,584,547

South Africa: 19.2%
1,080,511	AngloGold Ashanti Ltd.	48,179,985
2,125,151	Gold Fields Ltd.	39,272,790
1,924,029	Harmony Gold Mining Co Ltd. * @	26,744,003
		114,196,778

United Kingdom: 1.8%
442,415	Randgold Resources Ltd. (ADR)	10,578,143

United States: 21.0%
377,031	Apex Silver Mines Ltd. * @	4,867,470
1,793,704	Coeur D'Alene Mines Corp. *	7,372,124
259,628	Gold Reserve, Inc. *	1,742,104
1,341,074	Golden Star Resources Ltd. @ *	5,900,726
771,055	Hecla Mining Co. *	6,985,758
652,275	Meridian Gold, Inc. *	16,652,581
542,688	Metallica Resources, Inc. *	2,783,989
1,733,002	Newmont Mining Corp.	72,768,754
152,370	Royal Gold, Inc.	4,586,337
179,156	Vista Gold Corp. *	1,341,878
		125,001,721
Total Common Stocks & Total Investments Before Collateral for Securities Loaned 100.0%
(Cost: $607,786,103)		595,302,879

Short-Term Investment Held as Collateral for Securities Loaned: 8.1%
(Cost: $48,193,994)
48,193,994	Bank of New York
	Institutional Cash Reserve	48,193,994
Total Investments: 108.1%
(Cost: $655,980,097)		643,496,873

Liabilities in excess of other assets: (8.1)%		(48,443,670)
NET ASSETS: 100.0%		$ 595,053,203

* Non-income producing
ADR American Depositary Receipt
@ Security fully or partially on loan. Total market value of securities on loan is $46,528,956.

The aggregate cost of investments owned for Federal income tax purposes is $657,346,480, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$ 19,096,237
Gross Unrealized Depreciation		(32,945,844)
Net Unrealized Depreciation		$ (13,849,607)

Summary of Investments by Industry Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	93.7%	$ 558,039,458
Silver	5.6	33,257,784
Copper	0.7	4,005,637
	100.0%	$ 595,302,879

 See Note to Schedules of Investments

Steel ETF
Schedule of Investments
March 31, 2007 (unaudited)

Number of Shares			Value
COMMON STOCKS: 100.4%
Brazil: 23.3%
46,741	Cia Siderurgica Nacional S.A. (ADR) *		$2,002,384
173,927	Cia Vale do Rio Doce (ADR)		6,433,560
111,871	Gerdau S.A. (ADR) @		2,028,221
			10,464,165
Canada: 5.4%
76,038	Gerdau Ameristeel Corp.		893,446
11,762	IPSCO, Inc.		1,545,527
			2,438,973
Luxemburg: 3.1%
49,936	Ternium S.A. (ADR) *		1,395,212

Mexico: 1.0%
34,974	Grupo Simec SAB de CV (ADR) *		431,229

Netherlands: 8.6%
73,189	Arcelor Mittal		3,870,966

Russia: 2.6%
34,563	Mechel Oao (ADR) @		1,149,220

South Korea: 7.5%
32,323	POSCO (ADR) @		3,359,976

United Kingdom: 14.4%
28,357	Rio Tinto PLC (ADR) @		6,460,008
United States: 34.5%
27,481	AK Steel Holding Corp. *		642,781
18,649	Allegheny Technologies, Inc.		1,989,662
4,147	AM Castle & Co.		121,756
6,381	Carpenter Technology Corp.		770,570
11,549	Chaparral Steel Co.		671,805
10,272	Cleveland-Cliffs, Inc.		657,511
29,480	Commercial Metals Co.		924,198
7,445	Gibraltar Industries, Inc.		168,406
2,615	LB Foster Co. *		53,895
7,687	Lone Star Technologies, Inc. *		507,573
3,269	Mesabi Trust		76,821
6,747	Metal Management, Inc.		311,711
33,715	Nucor Corp.		2,195,858
2,598	Olympic Steel, Inc.		80,512
9,228	Quanex Corp.		390,806
18,858	Reliance Steel & Aluminum Co.		912,727
6,540	Ryerson, Inc.		259,115
7,620	Schnitzer Steel Industries, Inc.		306,095
24,158	Steel Dynamics, Inc.		1,043,626
3,253	Steel Technologies, Inc.		96,224
23,476	Timken Co.		711,558
20,284	United States Steel Corp.		2,011,564
1,608	Universal Stainless & Alloy *		76,332
3,803	Wheeling-Pittsburgh Corp. *		90,093
21,223	Worthington Industries, Inc.		436,769
			15,507,968
Total Common Stocks & Total Investments Before Collateral for Securities Loaned 100.4%
(Cost: $35,419,791)			45,077,717

Short-Term Investment Held as Collateral for Securities Loaned: 17.1%
(Cost: $7,674,408)
7,674,408	Bank of New York
	Institutional Cash Reserve		7,674,408

Total Investments: 117.5%
(Cost: $43,094,199)			52,752,125

Liabilities in excess of other assets: (17.5)%			(7,863,358)
NET ASSETS: 100.0%			$44,888,767

* Non-income producing
@ Security fully or partially on loan. Total market value of securities on loan is $7,509,289.

The aggregate cost of investments owned for Federal income tax purposes is $43,094,199, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$ 9,776,097
Gross Unrealized Depreciation		(118,171)
Net Unrealized Appreciation		$ 9,657,926

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Steel Producers	91.4%	$ 41,225,647
Specialty Steel	4.4	1,989,662
Metal Processors & Fabricators	4.0	1,785,587
Diversified	0.2	76,821
	100.0%	$45,077,717

 See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments March 31, 2007 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Keith  J. Carlson, Chief Executive Officer, Market Vectors ETF Trust

Date: May 29, 2007

By  Bruce J. Smith,    Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2007